Convertible Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Debt [Abstract]
Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt
The changes in the outstanding amounts of convertible subordinated debt are as follows:

	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	111,682	150,000
Conversion component at date of issuance	(18,329)	(23,601)
Liability component at date of issuance	93,353	126,399

Balance January 1, 2011	32,438	130,804
Conversion of notes	(32,536)	—
Accrual of interest	126	4,274
Foreign currency translation effect	(29)	—
Balance December 31, 2011	—	135,078
Conversion of notes	—	(139,407)
Accrual of interest	—	4,329
Balance December 31, 2012	—	—

Schedule Of Convertible Subordinated Debt Nominal Value

	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2011	—	n/a
December 31, 2012	—	—
Nominal value in €:
December 31, 2011	—	150,000
December 31, 2012	—	—